Commitments and Contingencies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases
Nine months ending, 2013	$ 2,208,000
2014	2,277,000		2,237,000
2015	1,450,000		1,407,000
2016	987,000		948,000
2017	268,000		229,000
Thereafter	316,000		233,000
Operating leases	7,506,000		7,840,000
Unconditional Purchase Obligations
Nine months ending, 2013	84,334,000
2014	105,485,000		105,430,000
2015	94,569,000		94,514,000
2016	87,527,000		87,473,000
2017	86,248,000		86,189,000
Thereafter	920,428,000		919,024,000
Unconditional purchase obligations	1,378,591,000		1,405,573,000
Lease expenses	800,000	700,000	2,900,000	1,400,000	600,000
Petroleum transportation service agreement with TransCanada | CRRM
Unrecorded purchase agreements
Amount payable related to petroleum transportation service agreements	$ 993,900,000		$ 1,007,800,000
Term of agreement	18 years		18 years
Minimum quantity of crude oil to be received per day (in barrels)	25,000		25,000
Period over which minimum quantity of crude oil is receivable	20 years		20 years